Post-Employment and Other Non-current Employee Benefits	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Post-Employment and Other Non-current Employee Benefits	Post-Employment and Other Non-current Employee Benefits
The Company has various labor liabilities for employee benefits in connection with pension and retirement plans, seniority premiums. Benefits vary depending upon the country where the individual employees are located. Presented below is a discussion of the Company’s labor liabilities in Mexico, which comprise the substantial majority of those recorded in the consolidated financial statements.
16.1 Assumptions
The Company annually evaluates the reasonableness of the assumptions used in its labor liability for post-employment and other non-current employee benefits computations. In Mexico, actuarial calculations for pension and retirement plans and seniority premiums, as well as the associated cost for the period, were determined using the following long-term assumptions:

Mexico	2023	2022	2021
Financial:
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	10.2%	9.9%	8.0%
Salary increase: (Non-Union/Union)	4.8%	4.8%	4.5%
Future pension increase	3.8%	3.8%	3.5%
Biometric:
Mortality	EMSSA 2009 (1)	EMSSA 2009 (1)	EMSSA 2009 (1)
Disability	IMSS 97 (2)	IMSS 97 (2)	IMSS 97 (2)
Normal retirement age	60 years	60 years	60 years
Rest of employee turnover	BMAR2007 (3)	BMAR2007 (3)	BMAR2007 (3)
(1) EMSSA. Mexican Experience of Social Security (for its initials in Spanish)
(2) IMSS. Mexican Experience of Instituto Mexicano del Seguro Social (for its initials in Spanish)
(3) BMAR. Actuary experience
In Mexico the methodology used to determine the discount rate was the yield or Internal Rate of Return (“IRR”) which involves a yield curve. In this case, the expected rates for each period were taken from a yield curve of the Mexican Federal Government Treasury Bond (known as CETES in Mexico) because there is no deep market in high quality corporate obligations in Mexico.

Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans	Seniority Premiums
2024	Ps. 396	Ps. 88
2025	222	77
2026	253	81
2027	346	88
2028	311	91
2029 - 2032	2,356	533
16.2 Balances of the liabilities for post-employment and other non-current employee benefits

	2023	2022
Pension and Retirement Plans:
Vested benefit obligation	Ps. 653	Ps. 715
Non-vested benefit obligation	2,091	2,196
Accumulated benefit obligation	2,744	2,911
Excess of projected defined benefit obligation over accumulated benefit obligation	1,284	1,288
Defined benefit obligation	4,028	4,199
Pension plan funds at fair value	(1,303)	(1,288)
Net defined benefit liability	Ps. 2,725	Ps. 2,911

Seniority Premiums:
Vested benefit obligation	Ps. 320	Ps. 279
Non-vested benefit obligation	344	255
Accumulated benefit obligation	664	534
Excess of projected defined benefit obligation over accumulated benefit obligation	294	392
Defined benefit obligation	958	926
Seniority premium plan funds at fair value	(123)	(128)
Net defined benefit liability	Ps. 835	Ps. 798
Total post-employment and other non-current employee benefits	Ps. 3,560	Ps. 3,709
16.3 Trust assets
Trust assets consist of fixed and variable return financial instruments recorded at fair value, which are invested as follows:

Type of instrument	2023	2022
Fixed return:
Traded securities	27%	24%
Life annuities	18%	17%
Bank instruments	5%	5%
Federal government instruments	36%	40%
Variable return:
Publicly traded shares	14%	14%
	100%	100%
In Mexico, the regulatory framework for pension plans is established in the Income Tax Law and its Regulations, the Federal Labor Law and the Mexican Social Security Institute Law. None of these laws establish minimum funding levels or a minimum required level of contributions.
In Mexico, the Income Tax Law requires that, in the case of private plans, certain notifications must be submitted to the authorities and a certain level of fund assets must be invested in Federal Government instruments, among others.
The Company’s various pension plans have a technical committee that is responsible for verifying the correct operation of the plan with regard to the payment of benefits, actuarial valuations of the plan, and the monitoring and supervision of the benefit trust. The committee is responsible for determining the investment portfolio and the types of instruments the fund will be invested in. The technical committee is also responsible for verifying the correct operation of the plan in all of the countries in which the Company has these benefits.
The risks related to the Company’s employee benefit plans are primarily attributable to the plan assets. The Company’s plan assets are invested in a diversified portfolio, which considers the term of the plan so as to invest in assets whose expected return coincides with the estimated future payments.
Since the Mexican Tax Law limits the plan’s asset investment in related parties to 10% this risk is not considered to be significant for purposes of the Company’s Mexican subsidiaries.
In Mexico, the Company’s policy is to invest at least 30% of the fund assets in Mexican Federal Government instruments. Guidelines for the target portfolio have been established for the remaining percentage and investment decisions are made to comply with these guidelines insofar as the market conditions and available funds allow.
As of December 31, 2023 and 2022, the average duration of the Pension and Retirement Plan was of 20.1 years and 19.5 years, respectively; and the average duration of the Seniority Premiums Plan was of 16.8 years and 16.8 years, respectively.
During the years ended December 31, 2023, 2022 and 2021, the Company did not make significant contributions to the plan assets and does not expect to make material contributions to the plan assets during 2024.
16.4 Amounts recognized in the consolidated income statements and the consolidated statements of changes in equity

	Consolidated income statement				Accumulated OCI
2023	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 233	Ps. 155	Ps. (126)	Ps. 222	Ps. 625
Seniority premiums	87	8	(7)	75	122
Total	Ps. 320	Ps. 163	Ps. (133)	Ps. 297	Ps. 747
	Consolidated Income statement				Accumulated OCI
2022	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 246	Ps. 47	Ps. (85)	Ps. 141	Ps. 804
Seniority premiums	94	6	(9)	145	108
Total	Ps. 340	Ps. 53	Ps. (94)	Ps. 286	Ps. 912
	Consolidated Income statement				Accumulated OCI
2021	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 244	Ps. —	Ps. —	Ps. 197	Ps. 1,038
Seniority premiums	84	—	—	51	202
Total	Ps. 328	Ps. —	Ps. —	Ps. 248	Ps. 1,240

Remeasurements of the net defined benefit liability recognized in other comprehensive income are as follows (amounts are net of tax):

	2023	2022	2021
Amount accumulated in other comprehensive income as of the beginning of the periods	Ps. 912	Ps. 1,240	Ps. 1,173
Recognized during the year (obligation liability and plan assets)	101	124	680
Actuarial (gains) losses arising from changes in financial assumptions	(148)	(375)	(550)
Actuarial gains arising from changes in demographic assumptions	(5)	1	—
Foreign exchange rate valuation (gain) loss	(101)	(78)	9
Adjustment from employees transferred	—	—	(72)
Effect on settlement	(12)	—	—
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps. 747	Ps. 912	Ps. 1,240
Remeasurements of the net defined benefit liability include the following:
•    The return on plan assets, excluding amounts included in net interest expense.
•    Actuarial gains and losses arising from changes in demographic assumptions.
•    Actuarial gains and losses arising from changes in financial assumptions.
16.5 Changes in the balance of the defined benefit obligation for post-employment and other non-current employee benefits

	2023	2022	2021
Pension and Retirement Plans:
Balance at beginning of year	Ps. 4,199	Ps. 4,515	Ps. 4,311
Current service cost	233	246	244
Effect of curtailment	(144)	(86)	—
Interest expense	346	317	291
Actuarial (gains) or losses	(214)	(355)	5
Foreign exchange (gain) loss	(151)	(134)	18
Benefits paid	(378)	(355)	(364)
Past service cost	137	47	10
Business acquisitions	—	4	—
Balance at end of year	Ps. 4,028	Ps. 4,199	Ps. 4,515

Seniority Premiums:
Balance at beginning of year	Ps. 926	Ps. 978	Ps. 865
Current service cost	87	94	84
Effect of curtailment	(14)	(9)	—
Interest expense	88	76	62
Actuarial (gains) or losses	29	(97)	74
Benefits paid	(166)	(128)	(107)
Past service cost	8	6	—
Business acquisitions	—	6	—
Balance at end of year	Ps. 958	Ps. 926	Ps. 978

16.6 Changes in the balance of trust assets

	2023	2022	2021
Pension and retirement plans:
Balance at beginning of year	Ps. 1,288	Ps. 1,234	Ps. 1,201
Actual return on trust assets	41	50	33
Foreign exchange gain	(4)	—	—
Life annuities	9	—	—
Benefits paid	—	4	—
Plan amendments	Ps. (31)	Ps. —	Ps. —
Balance at end of year	Ps. 1,303	Ps. 1,288	Ps. 1,234

Seniority premiums
Balance at beginning of year	Ps. 128	Ps. 133	Ps. 137
Actual return on trust assets	(5)	(5)	(4)
Balance at end of year	Ps. 123	Ps. 128	Ps. 133

As a result of the Company’s investments in life annuities plans, management does not expect the Company will need to make material contributions to the trust assets in order to meet its future obligations.
16.7 Variation in assumptions
The Company considers that the relevant actuarial assumptions that are subject to sensitivity are the discount rate and the salary increase rate because they have the most significant impact:
•    Discount rate: The rate that determines the value of the obligations over time.
•    Salary increase rate: The rate that considers the salary increase which implies an increase in the benefit payable.

The following table presents the impact in absolute terms of a variation of 1.0% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans for post-employment and other non-current employee benefits. The sensitivity of this 1.0% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and yield curve projections of long-term Mexican government bonds - CETES:

+1.0%			Consolidated income statement		Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 211	Ps. 144	Ps. (118)	Ps. 173	Ps. 634
Seniority premiums	Ps. 80	Ps. 7	Ps. (6)	Ps. 67	Ps. 117
Total	Ps. 291	Ps. 151	Ps. (124)	Ps. 240	Ps. 751
Expected salary increase	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 253	Ps. 171	Ps. (134)	Ps. 249	Ps. 681
Seniority premiums	Ps. 93	Ps. 9	Ps. (8)	Ps. 82	Ps. 143
Total	Ps. 346	Ps. 180	Ps. (142)	Ps. 331	Ps. 824

- 1.0%			Consolidated income statement		Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 250	Ps. 167	Ps. (136)	Ps. 261	Ps. 692
Seniority premiums	Ps. 94	Ps. 8	Ps. (7)	Ps. 85	Ps. 137
Total	Ps. 344	Ps. 175	Ps. (143)	Ps. 346	Ps. 829
Expected salary increase	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 209	Ps. 139	Ps. (116)	Ps. 187	Ps. 672
Seniority premiums	Ps. 80	Ps. 7	Ps. (6)	Ps. 69	Ps. 115
Total	Ps. 289	Ps. 146	Ps. (122)	Ps. 256	Ps. 787
16.8 Employee benefits expense
On April 23, 2021, Mexican government enacted changes to several labor laws in order to regulate labor outsourcing. For the year ended December 31, 2023 the amount recorded to expense was of Ps. 1,059 compared to Ps.1,069 in 2022.
For the years ended December 31, 2023, 2022 and 2021, employee benefits expenses recognized in the consolidated income statements are as follows:

	2023	2022	2021
Included in cost of goods sold:
Wages and salaries	Ps. 5,204	Ps. 4,956	Ps. 4,301
Social security costs	1,628	1,522	1,359
Employee profit sharing	139	145	57
Pension and seniority premium costs (See Note 16.4)	24	2	52
Share-based payment expense (See Note 17.2)	8	6	19
Included in selling and distribution expenses:
Wages and salaries	20,090	18,403	16,627
Social security costs	5,912	5,272	4,787
Employee profit sharing	756	862	959
Pension and seniority premium costs (See Note 16.4)	232	250	235
Share-based payment expense (See Note 17.2)		—	32
Included in administrative expenses:
Wages and salaries	3,090	3,250	2,788
Social security costs	750	710	581
Employee profit sharing	164	62	52
Pension and seniority premium costs (See Note 16.4)	95	47	41
Share-based payment expense (See Note 17.2)	311	320	225
Total employee benefits expense	Ps. 38,403	Ps. 35,807	Ps. 32,115